Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [Abstract]
Schedule of Revenue
	December 31, 2022	December 31, 2023	December 31, 2024
	RM	RM	RM	US$
Business strategy consultancy	1,793,030	55,373,393	65,079,699	14,557,914
Technology development	17,505,200	20,525,915	51,018,808	11,412,582
Solutions and consultancy	15,888,427	11,878,760	1,191,755	266,588
Interest income	-	1,897,005	5,430,828	1,214,842
Other revenue *	383,225	1,123,071	1,667,301	372,965
Total	35,569,882	90,798,144	124,388,391	27,824,891

	December 31, 2022	December 31, 2023	December 31, 2024
	RM	RM	RM	US$
Point in time	33,775,860	62,639,510	105,040,026	23,496,785
Over time	1,764,022	28,158,634	19,348,365	4,328,106
Total	35,539,882	90,798,144	124,388,391	27,824,891

*	Other revenue consist primarily of loan processing fees, management fees, and training fees.